Debt - November 2023 Convertible Notes (Details) - USD ($)				1 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2023	Dec. 13, 2023	Nov. 28, 2023	Jul. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt
Proceeds from issuance of convertible notes payable								$ 16,500,000	$ 13,000,000
Adagio Medical Inc
Debt
Proceeds from issuance of convertible notes payable						$ 15,500,000	$ 7,000,000			$ 20,000,000	$ 9,500,000
November 2023 Convertible Notes
Debt
Principal amount			$ 2,000,000		$ 5,000,000					5,000,000
Interest rate			8.00%
Interest				$ 50,600				$ 300,000
November 2023 Convertible Notes | Adagio Medical Inc
Debt
Principal amount	$ 2,000,000	$ 1,000,000	$ 2,000,000		3,000,000					3,000,000
Interest rate			8.00%
Outstanding notes					5,000,000	8,000,000				5,000,000
Interest						$ 300,000				$ 19,800
November 2023 Convertible Notes | Conversion upon termination of the Transaction and prior to a Qualified Financing. | Adagio Medical Inc
Debt
Debt convertible amount			$ 24,000,000
Percent of liquidation preference			120.00%
Percentage of effective price of common stock sold to trigger conversion			120.00%
November 2023 Convertible Notes | Conversion under both Qualified Financing and Non-Qualified Financing | Adagio Medical Inc
Debt
Debt convertible amount			$ 24,000,000
Percent of liquidation preference			120.00%
Minimum equity financing amount to be converted	10,000,000
Percentage of effective price of common stock sold to trigger conversion			75.00%
Proceeds from issuance of convertible notes payable			$ 10,000,000
Delayed Draw Commitment
Debt
Right to issue additional convertible promissory notes			6,000,000
Proceeds from issuance of convertible notes payable	2,000,000	1,000,000			3,000,000
Delayed Draw Commitment | Adagio Medical Inc
Debt
Right to issue additional convertible promissory notes			$ 6,000,000
Proceeds from issuance of convertible notes payable	$ 2,000,000	$ 1,000,000			$ 3,000,000